Deposits Due to Customers	12 Months Ended
Dec. 31, 2021
Deposits from customers [abstract]
Deposits Due to Customers
21. DEPOSITS DUE TO CUSTOMERS
Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Deposits in local currency:
Deposits on demand	12,454,024	18,029,136
Deposits at termination	242,397,664	254,319,473
Mutual installment	26,319	24,620
Deposits on notes payables	2,647,492	2,954,066
Deposits on CMA	110,413	92,360
Certificate of deposits	2,072,389	3,586,423
Other deposits	1,372,461	1,286,719

Sub-total	261,080,762	280,292,797

Deposits in foreign currencies:
Deposits in foreign currencies	30,408,762	37,643,900

Present value discount	(12,245)	(36,826)

Total	291,477,279	317,899,871